Note 17 - Common Stock (Details Textual) - USD ($)	1 Months Ended									12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2020
Common Stock, Shares Authorized (in shares)										200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)										$ 0.03	$ 0.03		$ 0.03
Proceeds from Issuance of Common Stock										$ 0	$ 0	$ 743,553
Conversion of Stock, Amount Issued										0	0	$ 6,365,264
Stock Repurchased and Retired During Period, Value										$ 3,145,435	$ 5,026,746
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5			$ 2	$ 1.5
Dividends, Common Stock, Total										$ 14,021,226	$ 10,871,254
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount							$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in shares)										162,375	238,335
Stock Repurchased and Retired During Period, Value										$ 3,150,000	$ 5,030,000.00
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)										60,500	60,000	49,650
Conversion of Series B Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)								6,365
Conversion of Stock, Shares Issued (in shares)								453,044
Conversion of Stock, Amount Issued								$ 6,365,000
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)									82,901
Proceeds from Issuance of Common Stock									$ 740,000